ASSETS HELD FOR SALE AND INVENTORIES, NET - Breakdown of inventories and assets held for sale (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
ASSETS HELD FOR SALE AND INVENTORIES, NET
Inventories, net	$ 426,642	$ 394,354
Assets held for sale	82,503	124,395
Total assets held for sale and inventories, net	$ 509,145	$ 518,749